Income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total current tax (benefit) expense	$ 505	$ 0	$ 0
Deferred tax (benefit) expense for:
Change in temporary differences	(259)	(6,788)	0
Tax loss carry forward	(1,253)	0	0
Change in valuation allowance	1,488	6,788	0
Total deferred tax (benefit) expense	(24)	0	0
Total income tax (benefit) expense	$ 481	$ 0	$ 0